Warrant Liabilities (Details) (USD $)	12 Months Ended				12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012	Nov. 02, 2010	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Jun. 30, 2012 Warrant [Member]	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Jun. 30, 2012 Warrants valued as liability [Member]	Dec. 31, 2011 Warrants valued as liability [Member]	Dec. 31, 2010 Warrants valued as liability [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding				47,232,459				44,779,557	44,779,557	44,707,976	47,232,459	15,000,000	15,000,000	4,675,143	7,199,626
Warrant liabilities	$ 0	$ 1,328,000	$ 4,434,000									$ 4,434,000	$ 4,434,000	$ 0
Warrants issued	47,232,459											15,000,000	15,000,000
Warrants, Exercise Price					$ 1.75	$ 0.48							$ 0.22
Gain in value of warrants	1,328,000									4,675,143
Loss In Value Of Warrants		$ 23,341,000						$ 174	$ 174
Fair value of warrants outstanding under the following assumptions
Expected life in years (in years)	4 days				1 year 4 days		4 months 17 days
Volatility (in hundredths)	82.00%	150.00%
Risk-free interest rate (in hundredths)	1.00%				29.00%		19.00%
Dividend rate (in hundredths)	0.00%	0.00%